UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13-F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2009

Check here if Amendment [  ]

Amendment Number:

This Amendment (Check only one.):

[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Cavalry Asset Management, LP
Address:  One California Street, Suite 3000, San Francisco, CA 94111


Form 13F File Number: 028-10736


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William Bindeman
Title:    Chief Financial Officer
Phone:    415-439-7013

Signature, Place, and Date of Signing:

/s/: William Bindeman     San Francisco, CA    April 21, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   50

Form 13F Information Table Value Total:   $516,977

List of Other Included Managers: NONE

				TITLE OF		VALUE	SHARES /SH /	PUT /	INVSTMT OTHER	 VOTING AUTHORITY
ISSUER				CLASS	CUSIP		(x$1000)PRN AMT PRN	CALL	DSCRETN MGRS	SOLE	SHARED	NONE
ACTIVISION BLIZZARD INC 	COM	00507V109	16736	1600000 SH		SOLE		1600000 0	0
AMAZON COM INC			COM	023135106	9191	125149	SH		SOLE		125149	0	0
APPLE COMPUTER INC		COM	037833100	7837	74553	SH		SOLE		74553	0	0
APPLIED MATLS INC		COM	038222105	32943	3064493 SH		SOLE		3064493 0	0
BROADCOM CORP CLASS A		CL A	111320107	1998	100000	SH		SOLE		100000	0	0
CORNING INC			COM	219350105	5280	397927	SH		SOLE		397927	0	0
COVANTA HOLDING CORPDELAWARE	COM	22282E102	2553	195000	SH		SOLE		195000	0	0
CHECK POINT SOFTWARE TECH LTD	ORD	M22465104	6830	307500	SH		SOLE		307500	0	0
CTRIP.COM INTERNATIONAL LTD ADR ADR	22943F100	3622	132177	SH		SOLE		132177	0	0
E M C CORP MASS 		COM	268648102	584	51200	SH		SOLE		51200	0	0
ELECTRONIC ARTS 		COM	285512109	23758	1306095 SH		SOLE		1306095 0	0
F5 NETWORKS INC 		COM	315616102	817	39000	SH		SOLE		39000	0	0
FIRST SOLAR INC 		COM	336433107	19905	150000	SH		SOLE		150000	0	0
FORMFACTOR INC			COM	346375108	13441	745867	SH		SOLE		745867	0	0
GAMESTOP CORP NEW CL A		COM	36467W109	17667	630529	SH		SOLE		630529	0	0
GOOGLE INC			CL A	38259P508	17403	50000	SH		SOLE		50000	0	0
IXIA				COM	45071R109	383	74000	SH		SOLE		74000	0	0
INTELLON CORP			COM	45816W504	3440	1563855 SH		SOLE		1563855 0	0
INTERSIL CORP SHS -A-		CL A	46069S109	21850	1900000 SH		SOLE		1900000 0	0
MICROSOFT CORP			COM	594918104	3674	200000	SH		SOLE		200000	0	0
NETAPP INC C			COM	64110D104	2900	195438	SH		SOLE		195438	0	0
NETFLIX INC			COM	64110L106	10901	253988	SH		SOLE		253988	0	0
NETGEAR INC			COM	64111Q104	1493	123900	SH		SOLE		123900	0	0
NVIDIA CORP			COM	67066G104	9663	980000	SH		SOLE		980000	0	0
PLX TECHNOLOGY INC		COM	693417107	627	288869	SH		SOLE		288869	0	0
PMC SIERRA INC			COM	69344F106	7982	1253100 SH		SOLE		1253100 0	0
PALM INC NEW			COM	696643105	16901	1967500 SH		SOLE		1967500 0	0
QUALCOMM INC			COM	747525103	48750	1252885 SH		SOLE		1252885 0	0
SANDISK CORP			COM	80004C101	22280	1761300 SH		SOLE		1761300 0	0
SHANDA INTERACTIVE ENTMT LTD	SPONSORE81941Q203	9246	233894	SH		SOLE		233894	0	0
SILICON LABORATORIES INC	COM	826919102	6240	236364	SH		SOLE		236364	0	0
TAIWAN SEMICONDUCTR MFG LTD	SP ADR	874039100	31141	3479394 SH		SOLE		3479394 0	0
SYMANTEC CORP			COM	871503108	4963	332181	SH		SOLE		332181	0	0
T-HQ INC			COM	872443403	3618	1190291 SH		SOLE		1190291 0	0
TEKELEC 			COM	879101103	3441	260100	SH		SOLE		260100	0	0
TELLABS INC			COM	879664100	1169	255200	SH		SOLE		255200	0	0
TRIDENT MICROSYSTEMS		COM	895919108	7442	5097492 SH		SOLE		5097492 0	0
VARIAN SEMICONDUCTOR EQUIPTME	COM	922207105	21618	998039	SH		SOLE		998039	0	0
WESTERN DIGITAL CORP		COM	958102105	27693	1431900 SH		SOLE		1431900 0	0
YUCHENG TECHNOLOGIESLTD 	COM	G98777108	4213	661409	SH		SOLE		661409	0	0
ZIPREALTY			COM	98974V107	371	127100	SH		SOLE		127100	0	0
ZORAN CORP			COM	98975F101	21776	2474500 SH		SOLE		2474500 0	0
SAP AG COM STOCK NPV		SP ADR	803054204	5294	150000	SH		SOLE		150000	0	0
BAIDU COM (UKM LISTING) 	SPON ADR056752108	3355	19000	SH		SOLE		19000	0	0
THE9 LTD			ADR	88337K104	6633	491700	SH		SOLE		491700	0	0
TRINA SOLAR LTD 		SPON ADR89628E104	607	58300	SH		SOLE		58300	0	0
JA SOLAR HOLDINGS CO LTD	SP ADR	466090107	3982	1181466 SH		SOLE		1181466 0	0
PERFECT WORLD CO LTD		SPON ADR71372U104	8430	600000	SH		SOLE		600000	0	0
VANCEINFO TECHNOLOGIES INC	ADR	921564100	972	194471	SH		SOLE		194471	0	0
LONGTOP FINANCIAL TECH		ADR	54318P108	13364	629500	SH		SOLE		629500	0	0